Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Discount rate	2.00%	1.625%
Rate of return on plan assets	2.00%	1.625%
Rate of compensation increase	2.00%	2.00%